Annual Fund Operating Expenses - Direxion Daily FANG 20 Bear 1X Shares - Direxion Daily FANG 20 Bear 1X Shares	Sep. 17, 2021
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.22%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.69%
Expense Cap/Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.57%

[1]	Estimated for the Fund's current fiscal year.